Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 194,622	$ 299,461
Gold in trust	1,704	907
Trade and other receivables	49,269	48,526
Inventories	38,864	26,633
Prepaid expenses and deposits	4,641	2,674
Total current assets	289,100	378,201
Non-current
Cash in trust	1,612	1,110
Mining interests, plant and equipment	943,453	749,146
Investments in associates	108,780	113,527
Other financial assets	9,756	0
Other long-term assets	170	136
Total assets	1,352,871	1,242,120
Current
Accounts payable and accrued liabilities	69,348	47,282
Income tax payable	6,285	25,765
Note payable	0	51,504
Current portion of long-term debt	36,826	15,525
Current portion of warrant liabilities	15,625	0
Current portion of deferred revenue	1,163	1,606
Current portion of provisions	2,950	1,153
Current portion of lease obligations	2,015	2,415
Total current liabilities	134,212	145,250
Non-current
Long-term debt	341,005	362,909
Warrant liabilities	10,981	21,794
Deferred revenue	147,383	143,052
Provisions	30,378	20,963
Total deferred tax liability	60,364	48,255
Lease obligations	3,080	3,710
Other long-term liabilities	813	292
Total liabilities	728,216	746,225
Equity
Share capital	719,806	715,035
Share purchase warrants	9,708	10,183
Contributed surplus	181,758	180,674
Accumulated other comprehensive loss	(71,179)	(183,140)
Retained earnings (deficit)	(215,438)	(226,857)
Total equity	624,655	495,895
Total liabilities and equity	$ 1,352,871	$ 1,242,120